Long-term Investments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Long-term Investments, Net
Investment gain of alternative measure method investments		¥ 34,200,000
Carrying value of equity investments without readily determinable fair value		793,100,000
Impairment charges for long-term investments	$ 6,745	46,375,000	¥ 15,989,000	¥ 0
Investment loss of investments in publicly traded company		33,400,000	0	0
Fair value change on financial products with original maturities greater than one year		¥ (2,900,000)	¥ 0	¥ 0